UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income             Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.2%
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	$5,800	$6,371,242
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	1,495	1,660,497
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45	1,165	1,163,287
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,812,068
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,320,410

		16,327,504
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,178,905
Arizona — 1.1%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	805	710,936
5.00%, 1/01/38	440	484,268
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/18 (a)	1,500	1,563,480
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,356,013
5.25%, 10/01/28	250	273,210

		4,387,907
California — 15.0%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	678,331
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	12,388,660
California State University, Refunding RB (AGM):
5.00%, 5/01/17 (a)	2,810	2,859,259

Municipal Bonds	Par (000)	Value
California (continued)
California State University, Refunding RB (AGM) (continued):
5.00%, 11/01/32	$2,150	$2,181,777
Systemwide, Series A, 5.00%, 5/01/17 (a)	3,040	3,093,291
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,769,413
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)	7,450	7,923,001
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (a)(b):
0.00%, 2/01/18	13,575	6,731,571
0.00%, 2/01/18	14,150	6,659,273
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43	1,580	1,127,614
San Diego California Unified School District, GO, Election of 2008 (b):
CAB, Series C, 0.00%, 7/01/38	2,000	783,300
CAB, Series G, 0.00%, 7/01/34	725	316,448
CAB, Series G, 0.00%, 7/01/35	775	318,347
CAB, Series G, 0.00%, 7/01/36	1,155	445,899
CAB, Series G, 0.00%, 7/01/37	770	278,324
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (b)	1,400	782,306
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,219,207
State of California, GO, Various Purposes, 5.00%, 4/01/42	3,000	3,270,510
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,654,744

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (b)	$10,000	$4,083,800

		58,565,075
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,054,694
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	1,305	1,413,237

		2,467,931
District of Columbia — 2.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,818,155
Florida — 13.8%
City of Tallahassee Florida Energy System Revenue, RB (NPFGC):
5.00%, 10/01/32	3,000	3,084,570
5.00%, 10/01/37	5,000	5,136,300
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,795	1,874,393
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	1,400	1,489,264
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	6,750	7,242,952
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	3,475	3,559,512
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	2,770	3,205,860
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,510,100
Series A, 5.50%, 10/01/36	5,000	5,469,150
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,910	4,251,108

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/35	$1,300	$1,360,151
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/47 (c)	900	933,516
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	320,682
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,358,547
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,502,622
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	2,000	2,305,120

		53,603,847
Georgia — 2.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	8,684,100
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,293,362
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	545	619,202
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	155	161,955
5.00%, 4/01/44	595	613,380

		11,371,999
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,483,450
Illinois — 14.4%
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,315	1,285,623

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	$5,955	$6,078,626
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	3,165	3,174,717
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	10,676,414
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,696,440
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,777,270
Sales Tax Receipts, 5.25%, 12/01/36	650	694,408
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,047,501
5.50%, 12/01/38	1,000	1,070,030
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	220,874
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	3,130	2,999,260
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	390	406,466
University of Chicago Medical Center, Series B, 4.00%, 8/15/41	900	856,476
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	807,447
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,459,447
5.50%, 7/01/33	880	910,879
5.25%, 2/01/34	5,910	5,962,244
5.50%, 7/01/38	1,475	1,516,713
5.00%, 2/01/39	2,200	2,150,830

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$1,020	$1,083,577

		55,875,242
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,230,570
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,176,190

		7,406,760
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,401,010
Series A (AGC), 5.63%, 8/15/19 (a)	5,000	5,545,300

		8,946,310
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (a)	1,330	1,438,062
5.25%, 2/01/29	170	182,147

		1,620,209
Louisiana — 0.2%
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	790	827,272
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/46	1,175	1,169,548
Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47 (c)	2,370	2,424,534
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	420	430,470

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	$1,395	$1,534,458

		4,389,462
Michigan — 5.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (a)	3,000	3,216,240
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,238,578
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46	160	149,154
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	995	803,035
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	30	34,428
Trinity Health Credit Group, 5.00%, 12/01/39	9,020	10,051,798
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,560	1,673,521
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,211,440
Series I-A, 5.38%, 10/15/41	800	876,184
Series II-A, 5.38%, 10/15/36	1,500	1,658,580
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	464,834

		22,377,792
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	6,894,604
Nevada — 2.0%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,236,070

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (continued):
(AGM), 5.25%, 7/01/39	$4,100	$4,425,171

		7,661,241
New Jersey — 6.6%
New Jersey EDA, RB, Series WW:
5.25%, 6/15/33	170	173,869
5.00%, 6/15/34	225	225,614
5.00%, 6/15/36	1,395	1,388,081
5.25%, 6/15/40	400	403,828
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,020,010
CAB, Transportation System, Series A, 0.00%, 12/15/38 (b)	5,845	1,771,444
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,688,436
Transportation Program, Series AA, 5.00%, 6/15/38	1,945	1,917,206
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,113,190
Transportation System, Series AA, 5.50%, 6/15/39	3,785	3,902,146
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,044,050
Transportation System, Series D, 5.00%, 6/15/32	900	907,092

		25,554,966
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	405	442,155
New York — 2.8%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,100,832
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,871,744
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	4,500	4,592,160
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	867,867

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	$1,300	$1,413,516

		10,846,119
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	718,440
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	877,289
5.25%, 2/15/33	1,095	1,227,637

		2,823,366
Pennsylvania — 3.5%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,769,929
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,245	4,595,976
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	757,592
Series A-1, 5.00%, 12/01/41	2,280	2,464,384
Series A-1, 5.00%, 12/01/46	420	451,899
Series B, 5.00%, 12/01/40	1,060	1,142,797
Series C, 5.50%, 12/01/33	630	719,416
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	625	728,437
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	913,291

		13,543,721
Rhode Island — 1.5%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/46	250	268,910
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,855	5,601,244

		5,870,154
South Carolina — 4.6%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	302,193

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Ports Authority, RB, 5.25%, 7/01/40	$5,000	$5,428,450
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	7,740,494
Series E, 5.50%, 12/01/53	610	677,283
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,585,852
Series E, 5.25%, 12/01/55	1,185	1,293,250

		18,027,522
Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	740	792,325
Texas — 19.1%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (b)	2,050	857,495
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	676,506
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (b)	10,030	6,377,977
County of Harris Texas, GO, Refunding (NPFGC) (b):
0.00%, 8/15/25	7,485	5,949,078
0.00%, 8/15/28	10,915	7,914,030
County of Harris Texas Houston Sports Authority, Refunding RB (b):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	16,890	5,174,420
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	1,915,761
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	1,916,314
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	2,340	1,003,649
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,233,466
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (b)	3,775	1,503,469

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Texas (continued)
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	$2,980	$3,005,419
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (b)	1,975	751,764
Convertible CAB, Series C, 0.00%, 9/01/45	2,500	2,641,900
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,161,890
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	8,650	9,073,331
1st Tier System (NPFGC), 5.75%, 1/01/40	2,785	2,896,595
1st Tier System, Series A, 6.00%, 1/01/19 (a)	510	555,849
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	115	125,265
1st Tier System, Series S, 5.75%, 1/01/18 (a)	11,615	12,183,438
Series B, 5.00%, 1/01/40	2,270	2,495,593
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	2,540	2,639,136
Natural Gas Utility Improvements, 5.00%, 12/15/31	2,105	2,192,863

		74,245,208
Utah — 1.4%
Utah Transit Authority, RB, Series A, 5.00%, 6/15/18 (a)	5,000	5,294,000
Washington — 1.8%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,118,860
MultiCare Health System, Series C (AGC), 5.50%, 8/15/18 (a)	4,000	4,289,040
Providence Health & Services, Series A, 5.25%, 10/01/39	675	724,174

		7,132,074
Wisconsin — 1.8%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	5,100	5,503,155

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$1,500	$1,623,285

		7,126,440
Total Municipal Bonds - 116.1%		452,071,263

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona — 0.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,393,041
California — 3.7%
California State University, RB, Systemwide, Series A (AGM):
5.00%, 11/01/18 (a)	3,292	3,450,251
5.00%, 11/01/33 (e)	86	90,284
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	808	852,224
5.00%, 5/01/18	4,062	4,284,749
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	5,000	5,138,550
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	449	493,454

		14,309,512
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,680,462
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	1,080	1,196,682
Florida — 6.9%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	3,500	3,834,635
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,078,719

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Water & Sewer System (AGC), 5.00%, 10/01/39	$10,101	$11,033,783
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	6,096	6,744,373
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (e)	2,999	3,091,110

		26,782,620
Illinois — 8.7%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,723,976
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42 (e)	11,748	11,929,400
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(e)	1,400	1,531,669
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,045	3,271,740
Senior Priority, Series B, 5.50%, 1/01/18 (a)	4,499	4,713,817
Senior, Series B, 5.00%, 1/01/40	1,170	1,256,060
Series A, 5.00%, 1/01/38	7,714	8,396,357

		33,823,019
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,661	1,833,180
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	2,220	2,331,169
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,040,784

		3,371,953
Nevada — 2.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(e)	4,197	4,638,057
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 7/01/19	2,024	2,246,046

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	$3,900	$4,316,286

		11,200,389
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	920	1,029,406
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	2,000	2,018,082

		3,047,488
New York — 11.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	6,883,190
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,080,440
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,322,934
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	1,881,616
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,231,375
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,244,352
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,893,114

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	$4,500	$4,806,855

		43,343,876
Ohio — 0.2%
State of Ohio Hospital Facilities, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	663,059
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, 5.00%, 8/15/42	1,020	1,099,774
South Carolina — 1.3%
South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19	48	51,857
5.50%, 1/01/19 (e)	553	599,610
State of South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/56	4,260	4,525,270

		5,176,737
Texas — 2.4%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,413,001
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	780,428
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	3,920	4,268,802

		9,462,231
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	140	152,212

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Virginia (continued)
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System (continued):
5.50%, 5/15/35	$260	$282,790

		435,002
Washington — 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	3,494	3,626,128
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,682,512

		7,308,640
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	3,520	3,740,950
Series C, 5.25%, 4/01/39	2,500	2,627,050

		6,368,000
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.3%		172,495,665
Total Long-Term Investments (Cost — $591,400,441) — 160.4%		624,566,928

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (f)(g)	2,977,307	2,977,307
Total Short-Term Securities (Cost — $2,977,307) — 0.8%		2,977,307

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Value
Total Investments (Cost — $594,377,748*) — 161.2%	$627,544,235
Other Assets Less Liabilities — 1.2%	4,646,098
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.9)%	(104,398,584)
Loan for TOB Trust Certificates — (0.3)%	(1,200,000)
VMTP Shares, at Liquidation Value — (35.2)%	(137,200,000)

Net Assets Applicable to Common Shares — 100.0%	$389,391,749

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$492,484,930

Gross unrealized appreciation	$38,388,651
Gross unrealized depreciation	(7,540,418)

Net unrealized appreciation	$30,848,233

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 1, 2017 to December 1, 2029, is $21,195,766.

(f)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,605,050	(627,743)	2,977,307	$2,977,307	$5,005	$236

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(71)	10-Year U.S. Treasury Note	March 2017	$8,840,609	$37,572
(12)	5-Year U.S. Treasury Note	March 2017	$1,414,125	2,421
(64)	Long U.S. Treasury Bond	March 2017	$9,682,000	79,537
(8)	Ultra U.S. Treasury Bond	March 2017	$1,291,250	10,268
Total				$129,798

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$624,566,928	—	$624,566,928
Short-Term Securities	$2,977,307	—	—	2,977,307

Total	$2,977,307	$624,566,928	—	$627,544,235

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$129,798	—	—	$129,798
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	11

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$442,050	—	—	$442,050
Liabilities:
Loan TOB Remarketing	—	$(1,200,000)	—	(1,200,000)
TOB Trust Certificates	—	(103,011,072)	—	(103,011,072)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

Total	$442,050	$(241,411,072)	—	$(240,969,022)

During the period ended November 30, 2016, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Quality Trust

Date: January 23, 2017